FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Fair Value of Derivative Financial Instruments in Consolidated Balance Sheet
(a)	Fair Values of Derivative Financial Instruments in Consolidated Balance Sheets:

	Fair Values of Derivative Instruments
	Assets			Liabilities
	Balance Sheet Classification	September 30, 2013 Fair Value	December 31, 2012 Fair Value	Balance Sheet Classification	September 30, 2013 Fair Value	December 31, 2012 Fair Value
Derivatives not designated as hedging instruments:
FX Contracts(i)	Prepaid expenses and other	$0.5	$0.1	Accrued Expenses	$0.4	$0.4

(i)

The fair values of the FX Contracts at September 30, 2013 and December 31, 2012 were determined by using observable market transactions of spot and forward rates at September 30, 2013 and December 31, 2012, respectively.

(a) Fair Value of Derivative Financial Instruments in the Consolidated Balance Sheet at December 31, 2012 and 2011:

	Fair Values of Derivative Instruments as of December 31,
	Assets			Liabilities
Derivatives:	Balance Sheet Classification	2012 Fair Value	2011 Fair Value	Balance Sheet Classification	2012 Fair Value	2011 Fair Value
Derivatives not designated as hedging instruments:
FX contracts(a)	Prepaid expenses	$0.1	$0.2	Accrued expenses	$0.4	$0.8

(a)	The fair values of the FX Contracts at December 31, 2012 and 2011 were determined by using observable market transactions of spot and forward rates at December 31, 2012 and 2011, respectively.

Effects of Derivative Financial Instruments on Income and Other Comprehensive Income (Loss)
(b)	Effects of Derivative Financial Instruments on the Consolidated Statements of Operations and Comprehensive Income (Loss) for the three and nine months ended September 30, 2013 and 2012:

	Amount of (Loss) Gain Recognized in Foreign Currency (Gains) Losses, Net
	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Derivatives not designated as hedging instruments:
FX Contracts	$(1.0)	$(0.9)	$1.3	$(2.0)

(b)	Effects of Derivative Financial Instruments on the Consolidated Statements of Income and Comprehensive Income for 2012, 2011 and 2010:

	Derivative Instruments Gain (Loss) Effect on Consolidated Statements of Income and Comprehensive Income for the year ended December 31,
	Amount of Gain (Loss) Recognized in Other Comprehensive Income (“OCI”) (Effective Portion)			Income Statement Classification of Gain (Loss) Reclassified from OCI to Income	Amount of Gain (Loss) Reclassified from OCI to Income (Effective Portion)
	2012	2011	2010		2012	2011	2010
Derivatives designated as hedging instruments:
2008 Interest Rate Swap(a)	$—	$—	$—	Interest Expense	$—	$—	$(0.9)

	Derivative Instruments Gain (Loss) Effect on Consolidated Statements of Income and Comprehensive Income for the year ended December 31,
	Amount of Gain (Loss) Recognized in Foreign Currency (Gains) Losses, Net			Income Statement Classification of Gain (Loss) Reclassified from OCI to Income	Amount of Gain (Loss) Reclassified from OCI to Income (Ineffective Portion)
	2012	2011	2010		2012	2011	2010
Derivatives not designated as hedging instruments:
FX Contracts	$(1.9)	$(1.1)	$(3.1)
2008 Interest Rate Swap(a)	—	—	—	Interest Expense	$—	$—	$(0.8)

	$(1.9)	$(1.1)	$(3.1)		$—	$—	$(0.8)

(a)	Effective March 11, 2010 (the closing date of the 2010 refinancing of the 2006 bank term loan facility), the 2008 Interest Rate Swap, which expired in April 2010, was no longer designated as a cash flow hedge. (See “Interest Rate Swap” in this Note 12).